Transamerica Floating Rate Expense Example - Retail Class [Member] - Transamerica Floating Rate	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 570
Expense Example, with Redemption, 3 Years	778
Expense Example, with Redemption, 5 Years	1,004
Expense Example, with Redemption, 10 Years	1,650
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	274
Expense Example, with Redemption, 3 Years	539
Expense Example, with Redemption, 5 Years	928
Expense Example, with Redemption, 10 Years	2,019
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	908
I2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	$ 798